Share-based Compensation - Schedule of changes in Restricted Shares Unit (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2024 $ / shares shares
Number of shares
Outstanding at beginning of year (in shares) | shares	0
Acquired in connection with Combination (in shares) | shares	5,393,653
Granted (in shares) | shares	56,936
Forfeited (in shares) | shares	(43,432)
Vested (in shares) | shares	(1,695,195)
Outstanding at end of year (in shares) | shares	3,711,962
Weighted average grant date fair value
Outstanding at beginning of year (in USD per share) | $ / shares	$ 0
Acquired in connection with Combination (in USD per share) | $ / shares	46.85
Granted (in USD per share) | $ / shares	48.09
Forfeited (in USD per share) | $ / shares	46.86
Vested (in USD per share) | $ / shares	46.86
Outstanding at end of year (in USD per share) | $ / shares	$ 46.87